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[ING LOGO]

September 10, 2004


VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE: ING Mutual Funds
    File Nos. 033-56094 and 811-07428

Ladies and Gentlemen:

    Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, (the "1933 Act"), ING Mutual Funds (the "Company"), hereby submits for filing on EDGAR this certification that the definitive form of its Class I Prospectus, ING Global Real Estate Fund and Statement of Additional Information for filing under Rule 497(j) do not differ from that contained in the Post-Effective Amendment No. 102 under the 1933 Act to the Company's Registration Statement, which was electronically filed pursuant to Rule 485(b) on September 8, 2004 and became effective September 8, 2004.

    If you have any questions or comments, please contact the undersigned at
(480) 477-2648.

Sincerely,

/s/ Ernest J. C'DeBaca

Ernest J. C'DeBaca
Counsel
ING U.S. Legal Services

cc: Huey P. Falgout, Jr., Esq.
    ING U.S. Legal Services

    Jeffrey S. Puretz, Esq.
    Dechert LLP